Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Amounts due to the Related Parties	As of December 31, 2023, the amounts due to the related parties were consisted of the followings:
Name	Amount	Relationship	Note
Campus reserve fund	3,770	Management	Other payables, interest free and payment on demand.
Long-Spring Education Group	50,161	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Beijing Hualing International Human Resources Co., Ltd.	7,210	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Beijing Yigao Education Technology Co., Ltd.	99	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd.	3,634	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Mengzi Experimental Middle School	139	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Xiamen Hengshi Education Technology Co., Ltd	3	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Sichuan Yichan New Technology Co., Ltd.	3	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Yunnan Qidi Primary School	434	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd.	71,037	Controlled by the same shareholder	Other payables, interest free and payment on demand.

Yunnan Province Preparatory School for Studying Abroad	109	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd.	57	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd.	9	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Zunyi Huichuan Long-Spring Xinhang Senior Middle School Co., Ltd.	9	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Zhang, Shaowei	28,499	Shareholder	Other payables, interest free and payment on demand.
	165,173

As of December 31, 2023, the amounts due from the related parties were consisted of the followings:
Name	Amount	Relationship	Note
Brightenwit Group Limited	651	Mr. Zhang's wife's company	Loan receivables*, interest free and payment on demand.
Campus reserve fund	9,588	Management	Loan receivables*, interest free and payment on demand.
Long-Spring Education Group	5,568	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Long-Spring Education (HK) Limited	50,016	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Visionsky Group Limited	5,857	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Beijing Hualing International Human Resources Co., Ltd.	15,879	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
New Vocational Education (Beijing) Cultural Development Co., Ltd.	310	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Beijing Yigao Education Technology Co., Ltd.	1,904	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring International Institute of Education and Technology	1,720	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring Education Technology Group Co., Ltd.	32,129	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring Future Technology Group Co., Ltd.	21	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Hengshi College Entrance Examination Supplementary	68	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Kunming Xinxiaoling Human Resources Co., Ltd.	1,884	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd.	2,718	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Mengzi Experimental Middle School	736	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Mengzi Long-Spring Experimental Middle School	3,153	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Xiamen Hengshi Education Technology Co., Ltd	2,350	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Shaanxi Long-Spring Enterprise Management Consulting Partnership (Limited Partnership)	10	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Shenzhen Hengshi Education Technology Co., Ltd.	2,447	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Sichuan Yichan New Technology Co., Ltd.	5,812	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Wenshan Times Giant Training School Co., Ltd.	763	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
New Vocational Education (Yunnan) Cultural Development Co., Ltd.	264	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Yunnan Huayiweiming Technology Co., Ltd.	15,503	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Yunnan Qidi Primary School	740	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd.	1,380	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Yunnan Carbon Tracer Enterprise Management Co., Ltd.	260	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Yunnan Province Preparatory School for Studying Abroad	114	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd.	41,474	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Long-Spring Selection (Yunnan) Technology Co., Ltd.	61	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Zhengzhou Hengshi Hengzhong Education Technology Co., Ltd.	3,314	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Hengshi Education and Training School	14	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Long-Spring Jincheng Education Consulting	3,021	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Long-Spring Xinhang Senior Middle School Co., Ltd.	3,666	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Zhang, Shaodong	2,513	Mr. Zhang’s immediate family member	Loan receivables*, interest free and payment on demand.
	215,908

As of December 31, 2022, the amounts due to the related parties were consisted of the followings:
Name	Amount	Relationship	Note
Yunnan Long-Spring Education Technology Co., Ltd.	1,432	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Yunnan Preparatory School for Studying Abroad	2,000	Cooperative education projects	Other payables, interest free and payment on demand.
Campus Reserve Fund	3,019	Management	Other payables, interest free and payment on demand.
Beijing Long-Spring International Education Technology Research Institute	900	Entity significantly influenced by Mr. Zhang	Other payables, interest free and payment on demand.
Beijing Tomorrow Future Plus Education Technology Co., Ltd.	6	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd.	7,446	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Chengdu First Carbon New Technology Co., Ltd.	3	Controlled by the same shareholder	Other payables, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd.	36,869	Controlled by the same shareholder	Other payables, interest free and payment on demand.
	51,675
As of December 31, 2022, the amounts due from the related parties were consisted of the followings:
Name	Amount	Relationship	Note
Beijing Long-Spring Education Technology Group Co., Ltd.	29,969	Entity controlled by Mr. Zhang*	Loan receivables*, interest free and payment on demand.
Lihua Family Education Technology (Beijing) Co., Ltd.	3,333	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Chengdu First Carbon New Technology Co., Ltd.	5,192	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Yunnan Three Three One Education Technology Co., Ltd.	339	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Hengshi Education and Training School	139	Cooperative education projects	Loan receivables*, interest free and payment on demand.
Yunnan Long-Spring Education Technology Co., Ltd.	3,173	Controlled by the same shareholder Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Yunnan Huayiweiming Technology Co., Ltd.	15,503	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Beijing Long-Spring International Education Technology Research Institute	25	Entity significantly influenced by Mr. Zhang	Loan receivables*, interest free and payment on demand.
Beijing Tomorrow Future Plus Education Technology Co., Ltd.	1	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Kunming Xinxiaoling Human Resources Co., Ltd.	277	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Mengzi Long-Spring Experimental Secondary School	331	Cooperative education projects	Loan receivables*, interest free and payment on demand.
Shaanxi Long-Spring Enterprise Management Consulting Partnership (Limited Partnership)	10	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Campus Reserve Fund	12,123	Management	Loan receivables*, interest free and payment on demand.
Zunyi Huichuan Long-Spring Jincheng Education Consulting Co., Ltd.	1,976	Controlled by the same shareholder	Loan receivables*, interest free and payment on demand.
Zhang, Shaodong	1,059	Mr. Zhang’s immediate family member	Loan receivables*, interest free and payment on demand.
	73,450